Count of Ln_No	2	RiskCompliance	Count	LoanResolutionComply	Count	OrigOccupancy	Count	LoanPurpose	Count	FirstTimeBuyer	Count	MtgSt	Count	LoanType	Count	Term	Count	LienPos	Count	ApprPropType	Count	DocType	Count
Sum of NoteOrigBal	177,050.00	Regulatory Compliance Grade A	2	COMPLIANT	2	OWNER	299	REFI-CASH OUT	212	NO	2	NC	1	Fixed	2	360	2	1	2	SFR	2	FL-Full Doc	2
Average of NoteOrigBal	$88,525.00											MO	1
Average of ApprValue	$222,000.00
Average Age of Loans(yrs)	15.0

Ln_No	JobID	Ln_No2	Ln_No3	AmortTerm	ApprGarage	ApprLivingSqFt	ApprBath	ApprBed	ApprBPOReconcile	ApprCertNo	ApprComments	ApprCompHigh	ApprCompleteCertDt	ApprCompLow	ApprCondition	ApprDate	ApprFirstName	ApprFormNo	ApprLastName	ApprLocation	ApprMarketValues	ApprOrigDoc	ApprPredomValue	ApprPropAge	ApprPropType	ApprSiteSqFt	ApprUnitsRes	ApprUnitsTotal	ApprValue	ApprValueType	ApprYrBuilt	AssignmentOfRentsStatus	ARMCeiling	ARMFirstCap	ARMFirstPayChgDt	ARMFirstRtChgDt	ARMFloor	ARMIndex	ARMLookback	ARMMargin	ARMNegAm	ARMNegPct	ARMPayChgFreq	ARMPayChgAmtCap	ARMPayRecastYrs	ARMPerCap	ARMRoundNear	ARMRoundPct	ARMRtChgFreq	AVM_Type	BalloonFlag	BKReEstablishedMos	BorBenefitComments	BorGrossIncome	BorGrossIncomeVerify	BorIncomeResidual	ClientPurchaseDt	ConfidenceScoreTotal	ConfidencePct	CreditDerogBk	CreditDerogCO	CreditDerogJudg	CreditHistConsum	CreditHistMtg	CreditRptMissing	DocType	DualAmFirstAmTerm	DualAmFirstTerm	DualAmSecondAmTerm	DualAmSecondTerm	EscrowClosing	Exceptions	FamilyMembersNumber	FirstTimeBuyer	FICO	FloodCert	FloodInsurPolicy	FloodInsurPolicyAmt	FloodZoneStatus	FloodZoneType	HELOC_EarlyTerminationFee	HELOC_TerminationFeeTerm	HouseExpNew	HouseExpOld	InterestAccounting	InterestOnly	InterestOnlyMonths	LienPos	LoanPurpose	LoanStatus	LoanType	MERS_ID_Number	MERS_MOM_Status	MICertStatus	MIEvidenceOfPmt	MICoveragePct	MICompanyName	MICutOff	MI_FHA_UpFrontPremium	MILastPdDt	MIorFHACertNumber	MIPaidBy	MIPmtFreq	MIPmtRate	MtgAddressVerify	MtgCity	MtgCounty	MatDate	MtgMtgorNumber	MtgSt	MtgStatus	MtgStreet	MtgZip	NotaryCommisExpireDt	NotaryFirstName	NotaryLastName	NotaryRegistNo	NotarySt	NoteDt	NoteFirstPmtDt	NoteFormType	NoteStatus	NoteOriginator	NoteOrigBal	NoteOrigGracePeriod	NoteOrigIntRate	NoteOrigLateChrg	NoteOrigPI	NoteType	OtherPropOwned	OrigCLTV	OrigCLTV_203K	OrigCLTV_FHA	OrigDocComments	OrigDTI	OrigDTI_BE_Calc	OrigDTI_FE_Calc	OrigLenderFloodInsurMoPmt	OrigLenderHazInsurMoPmt	OrigLenderHOA_MoPmt	OrigHOA_Name	OrigHouseExpNewCalc	OriginationDate	OrigJrLienAmount	OrigLenderJrLienPmt	OrigLTV	OrigLTV_203K	OrigLTV_FHA	OrigLenderMI_MoPmt	OrigNetRentalMoIncome	OrigOccupancy	OrigOFAC_Hit	OrigLenderOtherDebtMoPmt	OrigLenderRE_TaxMoPmt	OrigSeniorLienAmount	OrigLenderSeniorLienPmt	PgNoApplicationStatus	PgNoApprOrigDoc	PgNoGFEChangeInCircumstance	PgNoGFE_Initial	PgNoGFEStatus	PgNoHampModStatus	PgNoHud1DocStatus	PgNoMICertStatus	PgNoModStatus_LossMitScreen	PgNoModDoc_ModScreen	PgNoMtgStatus	PgNoNoteStatus	PgNoRORStatus	PgNoTIL_Initial	PgNoTIL_ReIssued	PgNoTILStatus	PgNoTitleInsurEvidence	Pool	PrePayAmountBasis	PrePayFullPartial	PrePayHardSoft	PrePayHybridHardTerm	PrePayIncrement	PrePayMaxAmount	PrePayMaxPct	PrepayBasis	PrePayTerm	PriBorrow	PurchasePrice	RefiLastDate	RelatedLoanNo	SalePrice	ScratchNDComments	Servicer	SimultaneousSecond	SrLienName	SrLienNextDueDate	SrLienPayOption	SrLienStatus	SoldierSailorAct	Term	TitleInsurEvidence	TitlePolicyAmount	TitlePropFreeClear	TitleVesting	TransBorrowerCashOut	TxAPN	UseOfFunds
XXXXX	1669	XXXXX	XXXXX	360																		COPY			SFR		1	1	101,000.00																						NO		CASH OUT	1,907.63	VERIFIED INCOME-SALARIED	1,155.39									FALSE	FL-Full Doc					None		2	NO											STANDARD	NO		1	REFI-CASH OUT		FIXED														YES	XXXXX	XXXXX	4/XX/2037	2	NC	RECORDED-COPY	XXXXX	XXXXX						3/XX/2007	5/1/2007	FNMA/FHLMC	COPY	First NLC Financial Services LLC	XXXXX	15	0.0844	0.04	656.47	CONVENTIONAL W/O MI	0	0.85	0.85	0.85		0.42054	0.420542	0.394332	0.00	38.68	0.00		752.24	3/XX/2007	0.00	0.00	0.85	0.85	0.85	0.00		OWNER		50.00	57.09																						None				0.00				XXXXX		12/21/2005					No						360	POLICY-COPY	85,850.00	FALSE	Fee Simple	6,583.80		Debt Consolidation
XXXXX	1704	XXXXX		360												12/XX/2005						COPY			SFR		1	1	121,000.00																						NO		PAID OFF OTHER DEBT	3,014.49	VERIFIED INCOME-SALARIED	2,076.84									FALSE	FL-Full Doc					None		1	NO											STANDARD	NO		1	REFI-CASH OUT		FIXED														YES	XXXXX	XXXXX	5/XX/2036	1	MO	RECORDED-COPY	XXXXX	XXXXX						4/XX/2006	6/1/2006	FNMA/FHLMC	COPY	American Mortgage Network, Inc.	XXXXX	15	0.0775	0.05	653.37	CONVENTIONAL W/O MI		0.88595	0.88595	0.88595		0.3588	0.358816	0.311047	0.00	42.92	0.00		937.65	4/XX/2006	16,000.00	146.36	0.753719	0.753719	0.753719	0.00	0.00	OWNER		144.00	95.00		0.00	368	15					380				78	46	379			94	388			None				0.00				XXXXX		2/13/2004		0.00			Yes						360	POLICY-COPY	91,200.00	FALSE	Fee Simple	0.00		Debt Consolidation

LoanNo	JobID	ApplicationDate	ComplyResultTest	RiskCompliance	LoanResolutionComply
XXXXX	1669	3/XX/2007
HOEPA APR TEST - PASSED.
HOEPA FEES TEST - PASSED.
Federal HPML Sect 35 Test not required when this loan was originated.
STATE APR TEST - PASSED.
STATE FEES TEST - PASSED.
FnMA 5% Test - PASSED
No Prepay Penalty with this loan.
State Late Charge within threshold.
No "Higher Price Loan" test for this state

				Regulatory Compliance Grade A	COMPLIANT
XXXXX	1704	12/XX/2005
No State High Cost Law
HOEPA APR TEST - PASSED.
HOEPA FEES TEST - PASSED.
Federal HPML Sect 35 Test not required when this loan was originated.
FnMA 5% Test - PASSED
No "Higher Price Loan" test for this state
No Prepay Penalty with this loan.
State Late Charge within threshold.

				Regulatory Compliance Grade A	COMPLIANT